Investments (Summary of Financial Information of Profertil) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Significant Investments In Associates [Line Items]
Adjustments for depreciation and amortisation expense	$ 2,169	$ 2,012
Interest expense	797	521
Interest income	35	25
Income Tax expense Continuing Operations	670	2,559
Comprehensive income	1,363	7,510
Current assets	14,170	16,342
Assets	52,749	54,586
Current liabilities	12,121	14,280
Liabilities	27,548	28,723
Depreciation and amortisation expense	2,169	2,012
Investment accounted for using equity method	482	599
Cash and cash equivalents	941	901	$ 499
Other non-current financial liabilities	200	235
Profertil [Member]
Disclosure Of Significant Investments In Associates [Line Items]
Revenue	762	1,096
Interest expense	10	4
Interest income	170	136
Income Tax expense Continuing Operations	166	277
Profit (loss) from continuing operations	178	466
Share Of Profit Loss Of Continuing Operations Of Associates And Joint Ventures Accounted For Using Equity Method	89	233
Share Of Total Comprehensive Income Of Associates And Joint Ventures Accounted For Using Equity Method	90	233
Dividends Received	199	57
Current assets	355	835
Non-current assets	658	589
Assets	1,013	1,424
Current liabilities	143	297
Non-current liabilities	186	221
Liabilities	329	518
Assets (liabilities)	684	906
Proportionate Share of Net Assets	342	453
Elimination of Unrealized Profit	1	0
Depreciation and amortisation expense	5	5
Investment accounted for using equity method	340	450
Cash and cash equivalents	204	585
Other Current Financial Liabilities	21	27
Accumulated Elimination of Unrelaized Profit	$ (2)	(3)
Other non-current financial liabilities		$ 23